COMBINED AND CONSOLIDATED BALANCE SHEETS	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	$ 1,156,758,766	¥ 8,091,990,270	¥ 5,562,204,889
Restricted cash	6,132,990	42,902,719
Accounts receivable, net	26,889,080	188,099,873	129,464,732
Prepayments	7,191,027	50,304,112	135,755,353
Amount due from related parties	3,437,094	24,043,850	64,070,214
Other current assets	29,206,278	204,309,593	225,513,856
Total current assets	1,229,615,235	8,601,650,417	6,117,009,044
Property and equipment, net	5,562,150	38,909,465	50,427,610
Intangible assets, net	28,312,440	198,056,841	131,013,892
Investments	32,240,313	225,533,885	134,252,190
Goodwill	4,427,608	30,972,888	13,567,679
Other non-current assets	1,221,780	8,546,843	48,581,307
TOTAL ASSETS	1,301,379,526	9,103,670,339	6,494,851,722
Current liabilities: (including amounts of the consolidated VIEs without recourse to DouYu International Holdings Limited. See Note 2.2)
Accounts payable	127,232,031	890,038,953	800,370,211
Advances from customers	2,449,400	17,134,532	9,708,051
Deferred revenue	28,015,908	195,982,486	112,071,796
Accrued expenses and other current liabilities	56,086,446	392,347,124	313,454,992
Amounts due to related parties	42,704,209	298,733,022	1,628,307,520
Total current liabilities	256,487,994	1,794,236,117	2,863,912,570
Non-current liabilities	6,585,806	46,070,348
TOTAL LIABILITIES	263,073,800	1,840,306,465	2,863,912,570
Commitments and contingencies (Note 20)
Convertible redeemable preferred shares (total redemption value of RMB7,262,965,150 and nil as of December 31, 2018 and 2019, respectively)			6,644,822,639
Shareholders' equity (deficit)
Ordinary shares (US$0.0001 par value, 479,999,830 and 500,000,000 shares authorized, 10,170,111 and 34,568,689 shares issued, 8,063,790 and 32,751,819 shares outstanding as of December 31, 2018 and 2019, respectively)	3,166	22,144	5,148
Treasury shares (nil and 291,207 shares as of December 31, 2018 and 2019, respectively)	(24,096,853)	(168,567,125)
Additional paid-in capital	1,475,866,692	10,324,277,855	48,989,244
Accumulated deficit	(478,702,842)	(3,348,717,860)	(3,388,471,092)
Accumulated other comprehensive income	62,168,566	434,893,990	325,593,213
Total DouYu Shareholder's Equity (Deficit)	1,035,238,729	7,241,909,004	(3,013,883,487)
Noncontrolling interests	3,066,997	21,454,870
Total Shareholders' Equity (Deficit)	1,038,305,726	7,263,363,874	(3,013,883,487)
TOTAL LIABILITIES, CONVERTIBLE REDEEMABLE PREFERRED SHARES AND SHAREHOLDERS' EQUITY (DEFICIT)	$ 1,301,379,526	¥ 9,103,670,339	¥ 6,494,851,722